Basis of Presentation and Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment loss		$ 0
Total stockholder’s equity	8,239,000,000	10,383,000,000
Participating policies of total life insurance	2.00%	5.00%	2.00%
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0
LTV ratio loss contingency valuation allowance	90.00%
Participating dividend to policyholders	18,000,000	20,000,000	17,000,000
Maximum uncollateralized threshold for derivative counter party, single level entity	10,000,000
Gross profit estimates term	20 years
Mutual Funds [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment loss	10,000,000
Mutual funds segment less than, percent		10.00%
Entites distributed carrying value		$ 203,000,000	$ 116,000,000